THE SARATOGA ADVANTAGE TRUST

CLASS S SHARES

PORTFOLIO	TICKER
James Alpha Global Real Estate Investments Portfolio	JARSX
James Alpha Hedged High Income Portfolio	INCSX
James Alpha Macro Portfolio	GRRSX
James Alpha Managed Risk Domestic Equity Portfolio	JDSEX
James Alpha Managed Risk Emerging Markets Equity Portfolio	JESMX
James Alpha Multi Strategy Alternative Income Portfolio	JASMX
James Alpha Momentum Portfolio	MOMSX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Portfolios filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 9, 2020 (SEC Accession No. 0001580642-20-000150).